Operating Right-of-Use Lease Liability - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
VISSIA Mckinney, LLC [Member]
2020	$ 13,516
2021	54,951	$ 54,066
2022	55,854	54,951
2023	56,776	55,854
2024	57,715	56,776
2025	53,828	57,715
Total undiscounted cash flows	292,640	333,190
Less imputed interest (8%)	(85,059)	(85,291)
Present value of lease liability	207,581	247,899
Legend Nutrition, Inc [Member]
2020	9,272
2021		37,085
Total undiscounted cash flows	9,272	37,085
Less imputed interest (8%)	(1,314)	(4,281)
Present value of lease liability	7,958	$ 32,804
VISSIA Waterway, Inc [Member]
2020	13,480
2021	55,540
2022	57,206
2023	58,922
2024	60,690
Total undiscounted cash flows	245,838
Less imputed interest (8%)	(50,479)
Present value of lease liability	195,359
Capitol City Solutions USA, Inc [Member]
2020	6,822
2021	27,288
2022	27,288
2023	27,288
2024	27,288
2025	2,274
Total undiscounted cash flows	118,248
Less imputed interest (8%)	(24,254)
Present value of lease liability	$ 93,994